Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 47,015	$ 24,979
Trade accounts receivable	90	384
Prepayments and other assets	1,454	949
Inventories	909	808
Derivative financial instrument, current portion	555	0
Due from related party, current	1,144	0
Total current assets	51,167	27,120
FIXED ASSETS, NET:
Vessels, net	853,190	884,900
Total fixed assets, net	853,190	884,900
OTHER NON-CURRENT ASSETS:
Restricted cash	50,000	50,000
Due from related party	1,350	1,350
Accrued charter revenue	0	371
Deferred charges	1,505	2,096
Derivative financial instrument, non- current portion	8,269	0
Total assets	965,481	965,837
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,053 and $2,285, respectively	45,947	45,715
Trade payables	5,653	4,373
Due to related party	247	1,706
Accrued liabilities	1,421	1,655
Derivative financial instrument, current portion	0	1,332
Unearned revenue	11,660	8,064
Total current liabilities	64,928	62,845
NON-CURRENT LIABILITIES:
Deferred revenue	3,050	3,199
Long-term debt, net of current portion and unamortized deferred financing fees of $2,981 and $5,034, respectively	516,019	561,966
Derivative financial instrument, non- current portion	0	1,334
Total non-current liabilities	519,069	566,499
Commitments and contingencies	0	0
PARTNERS’ EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units and 35,612,580 units issued and outstanding as at December 31, 2021 and 2020)	254,734	209,784
General Partner (35,526 units issued and outstanding as at December 31, 2021 and 2020)	36	(5)
Total partners’ equity	381,484	336,493
Total liabilities and partners’ equity	965,481	965,837
Series A Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred Units, Preferred Partners' Capital Accounts	73,216	73,216
Series B Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred Units, Preferred Partners' Capital Accounts	$ 53,498	$ 53,498